Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loss per Share [Abstract]
Loss Per Share

Note 5 — Loss per Share

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its Series A, B and C convertible preferred shares and redeemable convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of common stock on an as-if converted basis. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common stock outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of common stock are anti-dilutive.

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Six months ended June 30,	Three months ended June 30,
	2026	2026
Basic net loss per share:
Net loss attributable to Class A common stockholders	(14,209)	(3,439)
Deduct redeemable convertible preferred shares cumulative dividend	-	-
Net loss attributable to Class A common stockholders - basic	(14,209)	(3,439)
Weighted average number of common stock - basic	8,458,222	13,390,609
Net loss per share attributable to common stockholders - basic	$(1.68)	$(0.26)

Diluted loss per share:
Numerator:
Net loss attributable to Class A common stockholders - basic	(14,209)	(3,439)
Change in fair value of warrant liability	(1,196)	(109)
Net loss attributable to Class A common stockholders - diluted	(15,405)	(3,548)

Denominator:
Effect of dilutive securities:
Weighted average number of common stock - basic	8,458,222	13,390,609
Common shares issuable for warrants liability	211,111	400,000
Weighted average number of common stock - diluted	8,669,333	13,790,609

Net loss per share attributable to common stockholders - diluted	$(1.78)	$(0.26)

	Six months ended June 30,	Three months ended June 30,
Basic and diluted net loss per share:	2025	2025
Net loss attributable to Class A common stockholders	(5,760)	(2,446)
Deduct redeemable convertible preferred shares cumulative dividend	(312)	(171)
Net loss attributable to Class A common stockholders	(6,072)	(2,617)
Weighted average number of common stock, basic and diluted	2,396,328	2,435,385
Net loss per share attributable to common stockholders, basic and diluted	$(2.53)	$(1.07)

In computing diluted loss per share for the three and six months ended June 30, 2026 and 2025, no account was taken of the potential dilution that could occur upon the exercise of other warrants, options and RSUs granted under employee stock compensation plans, and contingently issuable shares as well as the impact of the Convertible notes and convertible preferred shares, amounting to 9,456 thousand and 6,884 thousand shares outstanding, as of June 30, 2026 and 2025, respectively, since they had an anti-dilutive effect on net loss per share.

Note 20 — Loss per Share

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its redeemable convertible preferred shares and redeemable preferred shares to be participating securities as the holders of the redeemable convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all redeemable convertible preferred shares into ordinary shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Net loss	(12,819)	(15,610)
Deduct redeemable convertible preferred stock cumulative dividend	(687)	(570)
Net loss attributable to ordinary shareholders	(13,506)	(16,180)
Weighted average number of ordinary shares (thousands of shares), basic and diluted	745,257	748,188
Net loss per share attributable to ordinary shareholders, basic and diluted	(18.12)	(21.62)

In computing diluted loss per share for the years ended December 31, 2025 and 2024, no account was taken of the potential dilution that could occur upon the exercise of warrants, options granted under employee stock compensation plans, and contingently issuable shares as well as the impact of the SAFE, Convertible notes and redeemable convertible preferred shares, amounting to 2,049,803 and 1,151,587 shares outstanding, as of December 31, 2025 and 2024, respectively, since they had an anti-dilutive effect on net loss per share.